SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	$ 1,294,350	$ 1,085,728
Property and equipment, accumulated depreciation	45,603	45,647
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,727,731	32,627,244
Common stock, shares outstanding (in shares)	21,262,624	21,162,137
Treasury stock, shares (in shares)	11,465,107	11,465,107
PARENT COMPANY
CONDENSED BALANCE SHEETS (Parenthetical)
Available-for-sale, amortized cost	19,967	28,048
Property and equipment, accumulated depreciation	$ 240	$ 2,616
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,727,731	32,627,244
Common stock, shares outstanding (in shares)	21,262,624	21,162,137
Treasury stock, shares (in shares)	11,465,107	11,465,107